Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details)		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Non–current:
Non–current total		RM 11,458,527	$ 2,825,081	RM 6,923,814
Deposits		277,843	68,501	277,843
Subtotal		11,736,370	2,893,582	7,201,657
Current:
Other receivables		51,415	12,676	30,915
Subtotal		51,415	12,676	30,915
Total prepayments, deposits and other receivables		11,787,785	2,906,258	7,232,572
Related Party [Member]
Non–current:
Non–current total	[1]	9,566,537	2,358,614	5,517,306
Third Party [Member]
Non–current:
Non–current total	[2]	RM 1,891,990	$ 466,467	RM 1,406,508

[1]	As of December 31, 2025, the Group has prepaid MYR 9,566,537 (USD 2,358,614) (2024: MYR 5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).
[2]	As of December 31, 2025, the Group has prepaid MYR 1,891,990 (USD 466,467) (2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to third parties.